Other Liabilities (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Monthly fixed payment to trustee		$ 2,275
Maturity of payment		Feb. 28, 2019
Payroll taxes and other withholdings		$ 103,333
Outstanding obligation balance		$ 661,333
Obligation accrues interest		3.50%
GBP
Monthly fixed payment to trustee		$ 1,500
MCC Obligaton [Member]
Monthly fixed payment to trustee	$ 2,265
Maturity of payment	Feb. 28, 2019
MCC Obligaton [Member] | GBP
Monthly fixed payment to trustee	$ 1,500
Justice Obligaton [Member]
Payroll taxes and other withholdings	103,333
Outstanding obligation balance	$ 633,022
Obligation accrues interest	3.50%